Other revenues (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Other Revenues
Noncontrolling interests without SEI	249	214
Loans held-for-sale	(3)	(19)
Long-lived assets held-for-sale	(22)	(5)
Equity method investments	60	58
Other investments	102	350
Other	274	564
Other revenues	660	1,162